UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05445
Name of Registrant: Vanguard Fenway Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: September 30
Date of reporting period: June 30, 2014
Item 1: Schedule of Investments

Vanguard Equity Income Fund

Schedule of Investments
As of June 30, 2014

		Market
		Value
	Shares	($000)
Common Stocks (97.7%)[1]
Consumer Discretionary (5.7%)
Home Depot Inc.	3,394,100	274,786
McDonald's Corp.	1,783,705	179,691
WPP plc	5,893,020	128,422
^ Thomson Reuters Corp.	2,431,170	88,397
Mattel Inc.	2,072,060	80,748
Las Vegas Sands Corp.	673,300	51,319
Best Buy Co. Inc.	1,360,200	42,180
Wynn Resorts Ltd.	197,500	40,993
Cablevision Systems Corp. Class A	1,859,900	32,827
Garmin Ltd.	492,500	29,993
Time Warner Cable Inc.	159,400	23,480
Kohl's Corp.	313,100	16,494
Ford Motor Co.	884,300	15,245
Autoliv Inc.	68,100	7,258
		1,011,833
Consumer Staples (12.0%)
Kraft Foods Group Inc.	4,910,099	294,360
Wal-Mart Stores Inc.	3,366,492	252,723
Philip Morris International Inc.	2,967,945	250,227
Procter & Gamble Co.	2,483,040	195,142
Unilever NV	4,027,320	176,236
Altria Group Inc.	3,499,775	146,781
PepsiCo Inc.	1,623,690	145,060
Diageo plc ADR	872,000	110,979
Anheuser-Busch InBev NV ADR	874,360	100,499
Coca-Cola Co.	2,183,464	92,492
Kimberly-Clark Corp.	788,788	87,729
British American Tobacco plc	1,373,847	81,748
Sysco Corp.	1,541,460	57,728
General Mills Inc.	753,900	39,610
Dr Pepper Snapple Group Inc.	661,400	38,745
Walgreen Co.	370,400	27,458
Molson Coors Brewing Co. Class B	356,700	26,453
Kellogg Co.	116,200	7,634
Clorox Co.	13,100	1,197
		2,132,801
Energy (12.0%)
Exxon Mobil Corp.	5,685,610	572,427
Chevron Corp.	4,128,770	539,011
ConocoPhillips	2,915,320	249,930
Occidental Petroleum Corp.	2,154,530	221,120
Suncor Energy Inc.	5,137,310	219,004
Enbridge Inc.	2,318,600	110,064
Royal Dutch Shell plc Class B	2,143,403	93,154
Helmerich & Payne Inc.	338,300	39,280
ONEOK Inc.	443,200	30,173
Noble Corp. plc	664,700	22,307
Targa Resources Corp.	137,500	19,191

CVR Energy Inc.	72,200	3,479
Teekay Corp.	37,900	2,359
		2,121,499
Financials (16.3%)
Wells Fargo & Co.	12,969,640	681,684
JPMorgan Chase & Co.	8,114,930	467,582
Marsh & McLennan Cos. Inc.	6,713,370	347,887
PNC Financial Services Group Inc.	2,547,692	226,872
BlackRock Inc.	581,230	185,761
ACE Ltd.	1,412,240	146,449
MetLife Inc.	2,303,300	127,971
M&T Bank Corp.	928,490	115,179
Chubb Corp.	1,227,080	113,100
US Bancorp	2,302,240	99,733
Plum Creek Timber Co. Inc.	1,580,300	71,272
Travelers Cos. Inc.	564,500	53,103
PartnerRe Ltd.	312,900	34,172
Lazard Ltd. Class A	656,600	33,854
Aflac Inc.	479,300	29,837
Axis Capital Holdings Ltd.	662,400	29,331
Validus Holdings Ltd.	712,400	27,242
Old Republic International Corp.	1,282,100	21,206
Navient Corp.	1,038,200	18,387
Fifth Third Bancorp	772,200	16,487
Fulton Financial Corp.	1,070,300	13,261
Capitol Federal Financial Inc.	483,000	5,873
Hancock Holding Co.	150,700	5,323
National Penn Bancshares Inc.	372,600	3,942
Waddell & Reed Financial Inc. Class A	48,523	3,037
First Commonwealth Financial Corp.	224,000	2,065
Flushing Financial Corp.	20,000	411
		2,881,021
Health Care (12.3%)
Johnson & Johnson	6,248,345	653,702
Merck & Co. Inc.	8,577,724	496,221
Pfizer Inc.	10,279,844	305,106
Roche Holding AG	737,801	219,833
Eli Lilly & Co.	2,070,149	128,701
AstraZeneca plc ADR	1,422,549	105,709
AbbVie Inc.	1,646,700	92,940
Baxter International Inc.	1,282,750	92,743
Bristol-Myers Squibb Co.	1,648,032	79,946
Medtronic Inc.	114,100	7,275
		2,182,176
Industrials (11.8%)
General Electric Co.	14,054,752	369,359
United Technologies Corp.	2,560,680	295,631
Eaton Corp. plc	3,168,010	244,507
3M Co.	1,532,930	219,577
United Parcel Service Inc. Class B	1,414,830	145,247
Waste Management Inc.	2,390,090	106,909
Illinois Tool Works Inc.	1,184,870	103,747
Caterpillar Inc.	942,400	102,411
Lockheed Martin Corp.	628,820	101,070
Schneider Electric SE	1,041,508	98,207
General Dynamics Corp.	510,600	59,511

Raytheon Co.	528,800	48,782
Boeing Co.	354,400	45,090
Pitney Bowes Inc.	1,197,900	33,086
L-3 Communications Holdings Inc.	266,700	32,204
Copa Holdings SA Class A	218,000	31,080
Northrop Grumman Corp.	253,013	30,268
Harsco Corp.	275,000	7,323
Emerson Electric Co.	53,800	3,570
HNI Corp.	54,800	2,143
Steelcase Inc. Class A	67,900	1,027
		2,080,749
Information Technology (13.1%)
Microsoft Corp.	14,701,519	613,053
Apple Inc.	4,363,300	405,481
Intel Corp.	10,909,750	337,111
Cisco Systems Inc.	9,973,880	247,851
Analog Devices Inc.	3,885,460	210,087
Texas Instruments Inc.	2,521,800	120,517
Symantec Corp.	4,309,000	98,676
Maxim Integrated Products Inc.	2,895,317	97,891
Seagate Technology plc	618,600	35,149
Harris Corp.	463,700	35,125
Broadridge Financial Solutions Inc.	839,500	34,957
Lexmark International Inc. Class A	722,700	34,805
Computer Sciences Corp.	466,700	29,495
Cypress Semiconductor Corp.	1,031,300	11,252
Xilinx Inc.	128,040	6,058
Applied Materials Inc.	193,700	4,368
		2,321,876
Materials (3.7%)
Dow Chemical Co.	3,914,720	201,451
Akzo Nobel NV	1,447,285	108,516
EI du Pont de Nemours & Co.	1,601,217	104,784
Nucor Corp.	1,663,810	81,943
LyondellBasell Industries NV Class A	656,400	64,097
Avery Dennison Corp.	683,700	35,040
Compass Minerals International Inc.	205,167	19,643
Scotts Miracle-Gro Co. Class A	248,500	14,130
Huntsman Corp.	436,400	12,263
Sonoco Products Co.	110,300	4,845
		646,712
Other (0.4%)
^,2 Vanguard High Dividend Yield ETF	1,047,950	69,500

Telecommunication Services (4.0%)
Verizon Communications Inc.	11,170,286	546,562
AT&T Inc.	4,469,797	158,052
		704,614
Utilities (6.4%)
National Grid plc	11,657,205	167,829
UGI Corp.	2,667,060	134,687
Northeast Utilities	2,689,090	127,113
Xcel Energy Inc.	3,844,590	123,911
NextEra Energy Inc.	980,316	100,463
American Electric Power Co. Inc.	889,400	49,602
Public Service Enterprise Group Inc.	1,131,100	46,138

Edison International			764,300	44,413
Entergy Corp.			515,700	42,334
DTE Energy Co.			517,100	40,267
Ameren Corp.			929,900	38,014
CMS Energy Corp.			1,179,300	36,735
AGL Resources Inc.			655,700	36,083
Great Plains Energy Inc.			1,245,700	33,472
Wisconsin Energy Corp.			642,400	30,141
Vectren Corp.			701,900	29,831
Exelon Corp.			423,900	15,464
New Jersey Resources Corp.			162,200	9,271
Westar Energy Inc. Class A			239,300	9,139
Duke Energy Corp.			89,600	6,647
Alliant Energy Corp.			91,000	5,538
Empire District Electric Co.			168,800	4,335
IDACORP Inc.			70,592	4,082
Otter Tail Corp.			11,260	341
				1,135,850
Total Common Stocks (Cost $13,078,155)				17,288,631
	Coupon
Temporary Cash Investments (2.5%)[1]
Money Market Fund (1.9%)
[3,4] Vanguard Market Liquidity Fund	0.111%		336,796,000	336,796

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreement (0.5%)
Goldman Sachs & Co.
(Dated 06/30/14, Repurchase Value
$89,300,000, collateralized by Government
National Mortgage Assn. 3.500%-4.500%,
2/20/44-5/20/44, with a value of
$91,086,000)	0.100%	7/1/14	89,300	89,300

U.S. Government and Agency Obligations (0.1%)
5 Federal Home Loan Bank Discount Notes	0.080%	7/7/14	2,000	2,000
[5,6] Federal Home Loan Bank Discount Notes	0.093%	7/18/14	7,800	7,800
[5,6] Federal Home Loan Bank Discount Notes	0.060%	8/13/14	5,000	4,999
[5,6] Federal Home Loan Bank Discount Notes	0.080%	9/5/14	1,000	1,000
[6,7] Freddie Mac Discount Notes	0.065%	9/10/14	1,500	1,500
				17,299
Total Temporary Cash Investments (Cost $443,395)				443,395
Total Investments (100.2%) (Cost $13,521,550)				17,732,026
Other Assets and Liabilities-Net (-0.2%)[4]				(33,058)
Net Assets (100%)				17,698,968

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $29,437,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.5% and 0.7%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. 4 Includes $30,494,000 of collateral received for securities on loan.

5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $14,499,000 have been segregated as initial margin for open futures contracts.
7 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Equity Income Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	16,390,923	897,708	—
Temporary Cash Investments	336,796	106,599	—
Futures Contracts—Assets[1]	66	—	—
Total	16,727,785	1,004,307	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At June 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	September 2014	462	225,502	2,809
E-mini S&P 500 Index	September 2014	981	95,765	423
				3,232

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Equity Income Fund

F. At June 30, 2014, the cost of investment securities for tax purposes was $13,521,550,000. Net unrealized appreciation of investment securities for tax purposes was $4,210,476,000, consisting of unrealized gains of $4,227,963,000 on securities that had risen in value since their purchase and $17,487,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard PRIMECAP Core Fund

Schedule of Investments
As of June 30, 2014

		Market
		Value
	Shares	($000)
Common Stocks (96.1%)
Consumer Discretionary (9.5%)
L Brands Inc.	1,636,220	95,981
* CarMax Inc.	1,754,300	91,241
Walt Disney Co.	1,026,200	87,986
TJX Cos. Inc.	1,425,000	75,739
* DIRECTV	734,488	62,439
Carnival Corp.	1,437,200	54,111
^ Sony Corp. ADR	2,864,700	48,041
Ross Stores Inc.	471,750	31,197
Whirlpool Corp.	205,000	28,540
* Bed Bath & Beyond Inc.	337,491	19,365
VF Corp.	223,380	14,073
Gildan Activewear Inc. Class A	175,350	10,325
Time Warner Cable Inc.	49,756	7,329
Dillard's Inc. Class A	56,800	6,623
Macy's Inc.	60,000	3,481
Las Vegas Sands Corp.	25,000	1,905
* Amazon.com Inc.	600	195
		638,571
Consumer Staples (0.9%)
PepsiCo Inc.	425,000	37,970
CVS Caremark Corp.	327,377	24,674
		62,644
Energy (4.1%)
Transocean Ltd.	2,038,800	91,807
Schlumberger Ltd.	507,100	59,812
Noble Energy Inc.	373,411	28,924
EOG Resources Inc.	243,000	28,397
National Oilwell Varco Inc.	263,200	21,675
* Cameron International Corp.	250,100	16,934
Cabot Oil & Gas Corp.	391,000	13,349
* Southwestern Energy Co.	159,300	7,247
Exxon Mobil Corp.	46,012	4,632
Encana Corp.	70,000	1,660
Petroleo Brasileiro SA ADR\Type A	75,000	1,173
Petroleo Brasileiro SA ADR	30,000	439
Frank's International NV	10,000	246
		276,295
Financials (6.0%)
Marsh & McLennan Cos. Inc.	2,715,475	140,716
Charles Schwab Corp.	3,870,511	104,233
Wells Fargo & Co.	1,142,000	60,023
Chubb Corp.	348,200	32,094
Willis Group Holdings plc	592,900	25,673
CME Group Inc.	159,700	11,331
American Express Co.	108,300	10,274
Comerica Inc.	196,000	9,831
US Bancorp	159,000	6,888

Discover Financial Services	39,000	2,417
		403,480
Health Care (28.6%)
Roche Holding AG	1,075,440	320,435
Amgen Inc.	2,436,419	288,399
* Biogen Idec Inc.	872,497	275,107
Eli Lilly & Co.	3,983,200	247,635
Johnson & Johnson	1,661,150	173,789
Novartis AG ADR	1,740,305	157,550
Medtronic Inc.	2,175,200	138,691
Abbott Laboratories	1,628,700	66,614
* Boston Scientific Corp.	3,632,200	46,383
AbbVie Inc.	754,800	42,601
Sanofi ADR	728,300	38,724
GlaxoSmithKline plc ADR	600,000	32,088
Thermo Fisher Scientific Inc.	269,600	31,813
* Waters Corp.	290,654	30,356
* Illumina Inc.	169,863	30,327
Agilent Technologies Inc.	70,000	4,021
Stryker Corp.	45,500	3,836
* Cerner Corp.	10,000	516
		1,928,885
Industrials (15.9%)
Southwest Airlines Co.	8,926,525	239,766
Honeywell International Inc.	1,165,100	108,296
FedEx Corp.	597,475	90,446
United Parcel Service Inc. Class B	827,500	84,951
Boeing Co.	499,800	63,590
Airbus Group NV	897,350	60,166
Delta Air Lines Inc.	1,007,000	38,991
Rockwell Automation Inc.	294,200	36,822
Caterpillar Inc.	315,900	34,329
* United Continental Holdings Inc.	825,500	33,903
Union Pacific Corp.	332,900	33,207
Norfolk Southern Corp.	297,650	30,667
* Pentair plc	396,981	28,630
CH Robinson Worldwide Inc.	426,310	27,194
^ Ritchie Bros Auctioneers Inc.	893,300	22,020
* AECOM Technology Corp.	495,000	15,939
* Hertz Global Holdings Inc.	560,000	15,697
Expeditors International of Washington Inc.	355,000	15,677
CSX Corp.	486,700	14,995
United Technologies Corp.	115,000	13,277
IDEX Corp.	139,000	11,223
Safran SA	170,000	11,129
Cummins Inc.	71,000	10,955
Republic Services Inc. Class A	266,935	10,135
* Jacobs Engineering Group Inc.	100,000	5,328
^ Canadian Pacific Railway Ltd.	24,030	4,353
TransDigm Group Inc.	25,000	4,181
* American Airlines Group Inc.	57,300	2,462
* NOW Inc.	65,800	2,383
* Kirby Corp.	16,000	1,874
Chicago Bridge & Iron Co.	24,500	1,671
Babcock & Wilcox Co.	25,000	811

*	Avis Budget Group Inc.	5,400	322
			1,075,390
Information Technology (26.8%)
	Texas Instruments Inc.	3,863,300	184,627
	SanDisk Corp.	1,521,216	158,861
	Microsoft Corp.	2,889,200	120,480
*	Google Inc. Class A	183,972	107,563
	QUALCOMM Inc.	1,342,930	106,360
*	Google Inc. Class C	183,972	105,835
*	Flextronics International Ltd.	8,851,200	97,983
	Hewlett-Packard Co.	2,696,500	90,818
	Intel Corp.	2,716,700	83,946
	EMC Corp.	3,030,100	79,813
	Intuit Inc.	921,500	74,208
*	Electronic Arts Inc.	1,465,400	52,564
	Cisco Systems Inc.	2,087,600	51,877
	KLA-Tencor Corp.	700,300	50,870
	ASML Holding NV	485,000	45,236
	Symantec Corp.	1,797,800	41,170
	Applied Materials Inc.	1,605,000	36,193
*	Adobe Systems Inc.	498,000	36,035
*	eBay Inc.	711,900	35,638
	Corning Inc.	1,425,000	31,279
	NVIDIA Corp.	1,520,000	28,181
	Oracle Corp.	680,800	27,593
	Visa Inc. Class A	121,113	25,520
	Accenture plc Class A	306,900	24,810
	Altera Corp.	620,000	21,551
	Analog Devices Inc.	347,400	18,784
	Telefonaktiebolaget LM Ericsson ADR	1,354,800	16,366
*,^ BlackBerry Ltd.		1,527,100	15,637
	Activision Blizzard Inc.	580,000	12,934
	Apple Inc.	137,550	12,782
	MasterCard Inc. Class A	83,000	6,098
	Xilinx Inc.	27,300	1,291
*	Micron Technology Inc.	12,000	395
*	VMware Inc. Class A	3,000	290
	Motorola Solutions Inc.	2,750	183
			1,803,771
Materials (4.2%)
	Monsanto Co.	873,350	108,942
	Potash Corp. of Saskatchewan Inc.	933,500	35,436
	Cabot Corp.	541,478	31,400
	Praxair Inc.	229,700	30,513
	EI du Pont de Nemours & Co.	300,000	19,632
	Dow Chemical Co.	350,000	18,011
	Celanese Corp. Class A	265,000	17,034
	LyondellBasell Industries NV Class A	102,400	10,000
	Greif Inc. Class A	130,000	7,093
*	Crown Holdings Inc.	100,000	4,976
	Greif Inc. Class B	37,000	2,216
			285,253
Utilities (0.1%)
	Exelon Corp.	140,000	5,107

Total Common Stocks (Cost $3,507,635)			6,479,396

	Coupon
Temporary Cash Investment (4.4%)
Money Market Fund (4.4%)
[1,2] Vanguard Market Liquidity Fund (Cost
$296,004)	0.111%	296,003,871	296,004

Total Investments (100.5%) (Cost $3,803,639)			6,775,400
Other Assets and Liabilities-Net (-0.5%)[2]			(32,524)
Net Assets (100%)			6,742,876
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $20,326,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $21,180,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

PRIMECAP Core Fund

The following table summarizes the market value of the fund's investments as of June 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	6,087,666	391,730	—
Temporary Cash Investments	296,004	—	—
Total	6,383,670	391,730	—

D. At June 30, 2014, the cost of investment securities for tax purposes was $3,803,639,000. Net unrealized appreciation of investment securities for tax purposes was $2,971,761,000, consisting of unrealized gains of $3,043,643,000 on securities that had risen in value since their purchase and $71,882,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD FENWAY FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FENWAY FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: August 20, 2014
VANGUARD FENWAY FUNDS
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: August 20, 2014

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.